Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Effective Tax Rate and The U.S. Federal Tax Rate
The difference between the effective tax rate and the U.S. federal tax rate is as follows:

	Year Ended
	December 31,
	2022	2021
Federal income tax	(21.0)%	(21.0)%
State income tax, less federal benefits	(6.7)%	(7.6)%
Permanent differences	1.5%	1.7%
Change in valuation allowance	26.7%	27.1%
Credits	(0.5)%	(0.4)%
Other	0.0%	0.2%

Effective tax rate	0.0%	0.0%

Summary of Company's Deferred Income Taxes
Significant components of the Company’s deferred income taxes consist of the following (in thousands):

	As of December 31,
	2022	2021
Deferred Tax Assets:

Intangible asset basis differences	$43	$47
Net operating loss carryforwards	12,894	8,918
Tax credit carryforwards	399	145
Capitalized research and development costs	5,422	—
Other	1,017	530

Total deferred tax assets	19,775	9,640
Deferred Tax Liabilities:
Fixed asset basis difference	(49)	(33)
Goodwill differences	(175)	(129)

Total deferred tax liabilities	(224)	(162)
Valuation allowance	(19,551)	(9,478)

Net deferred tax assets	$—	$—

Summary of Company's Unrecognized Tax Benefits	The following table summarizes the changes to the Company’s unrecognized tax benefits (in thousands):

	As of
	December 31,
	2022	2021
Balance, beginning of the period	$47	$7
Increase related to prior year positions	7	2
Increase related to current year positions	110	38

Balance, end of the period	$164	$47